Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Fair Values of Financial Assets and Liabilities

The Company’s fair values of financial assets and liabilities were as follows:

($000s)	December 31, 2025
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Investment in marketable securities	8,750	8,750	-	-	8,750
Liabilities
Secured note liabilities	598,517	-	-	598,517	598,517

($000s)	December 31, 2024
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Investment in marketable securities	5,403	5,403	-	-	5,403
Liabilities
Secured note liabilities	562,552	-	-	562,552	562,552

Contractual Undiscounted Cash Flows and may Not Agree with the Carrying Amounts in the Consolidated Statements of Financial Position	The amounts presented are based on the contractual undiscounted cash flows and may not agree with the carrying amounts in the Consolidated Statements of Financial Position.

($000s)	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
2022 Secured Note including interest	20,071	40,143	40,143	233,973	334,330
2023 Secured Note including interest	13,381	26,762	26,762	197,283	264,188
Lease obligation	682	1,167	454	181	2,484
	34,134	68,072	67,359	431,437	601,002